Disposals and business closures - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	£ (3,009)	£ (3,026)	£ (3,091)
Property, plant and equipment	(210)	(216)
Inventories	(66)	(74)
Trade and other receivables	(1,082)	(1,030)
Current tax receivable	(47)	(32)
Cash and cash equivalents (excluding overdrafts)	(333)	(543)
Trade and other liabilities	1,043	1,054
Net assets disposed	3,663	4,053
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	0	0	(53)
Property, plant and equipment	0	0	(5)
Intangible assets – product development	0	0	(15)
Inventories	0	0	(1)
Trade and other receivables	(1)	0	(65)
Deferred tax	0	0	8
Current tax receivable	0	0	(2)
Cash and cash equivalents (excluding overdrafts)	0	0	(12)
Trade and other liabilities	0	0	31
Net assets disposed	(1)	0	(114)
Cumulative currency translation adjustment	0	0	122
Proceeds – current year disposals	9	0	1
Proceeds – prior year disposals	1	0	0
Deferred proceeds	2	0	12
Cash and cash equivalents disposed	0	0	(12)
Costs and other disposal liabilities paid	(2)	(7)	(27)
Costs of disposals	(2)	(5)	(30)
Net cash (outflow)/inflow	8	(7)	(38)
Gain/(loss) on disposal	£ 8	£ (5)	£ (9)